INCOME TAXES Schedule of components of earnings (loss) before income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Continuing operations:
Canadian	$ 6,497	$ 24,802	$ (22,099)
Foreign	(20,436)	(43,878)	(32,579)
Loss before income taxes	(13,939)	(19,076)	(54,678)
Discontinued operations:
Canadian	80,395	15,617	5,898
Foreign	14,488	17,428	18,443
Earnings before income taxes	94,883	33,045	24,341
Earnings (loss) before income taxes	$ 80,944	$ 13,969	$ (30,337)